UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2013

Item 1. Report to Stockholders.

Annual
Report
June 30, 2013

DSM	Large Cap Growth Fund [DSMLX]

DSM	Global Growth Fund [DSMGX]

DSM	Small-Mid Cap Growth Fund
[DSMMX]

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocations	6
Performance	7
Schedules of Investments	10
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes	20
Financial Highlights	23
Notes to Financial Statements	26
Report of Independent Registered Public Accounting Firm	36
Approval of Investment Advisory Agreements	37
Expense Example	39
Trustees and Executive Officers	42
Additional Information	45
Privacy Notice	Inside Back Cover

DSM FUNDS

Dear Shareholder:

DSM Large Cap Growth Fund

During the twelve-month period from June 30, 2012 through June 30, 2013 (the “Period”), the Fund’s total return increased 16.53%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s two benchmarks, the Russell 1000 Growth and the S&P 500, increased 17.07% and 20.60% respectively.

Performance Factors

At June 30, 2013, the majority of the portfolio was invested in the consumer discretionary, technology and health care sectors with smaller weightings in the industrials, materials, consumer staples, financials and energy sectors.

The holdings which contributed most to the Fund’s performance during the Period were Celgene (specialty pharmaceuticals), Visa (electronic payments network), Starbucks (specialty coffee roaster and retailer), Google (internet search and advertising) and Precision Castparts (metal components manufacturer).

The weakest contributors to the Fund’s performance during the Period were Apple (designer and retailer of iPhones, iPads, Macintosh computers), Dollar General (small-format discount store chain), SAP (business software and consulting), Wynn Resorts (operator of casino resorts in the US and Asia) and Intuitive Surgical (robotic surgery machines).  Apple was among the positions sold during the Period.

DSM Global Growth Fund

During the twelve-month period from June 30, 2012 through June 30, 2013 (the “Period”), the Fund’s total return increased 17.33%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All Country World IMI Index increased 17.09%.

Performance Factors

At June 30, 2013, the majority of the portfolio was invested in the consumer discretionary, health care, technology and industrials sectors with smaller weightings in the financials, consumer staples, materials and energy sectors.

The major contributors to the Fund’s return during the Period were Celgene (specialty pharmaceuticals), Google (internet search and advertising), Visa (electronic payments network), Tencent Holdings (instant messaging and electronic gaming platforms) and Las Vegas Sands (operator of casino resorts in the US and Asia).

The holdings which contributed least to the Fund’s performance during the Period were Apple (designer and retailer of iPhones, iPads, Macintosh

DSM FUNDS

computers), Cognizant Technology Solutions (IT consulting/services), Dollar General (small-format discount store chain), SGS (industrial inspection and testing services) and Chow Tai Fook Jewellery Group (Asian jewelry retailer).  Apple and Cognizant were among the positions sold from the portfolio during the Period.

DSM Small-Mid Cap Growth Fund

From the inception of the Fund on May 9, 2013 through June 30, 2013 (the “Period”), the Fund’s total return increased 1.60%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the Russell 2500 Growth was 0.58%.

Performance Factors

At June 30, 2013, the majority of the portfolio was invested in the consumer discretionary, technology, health care, financials and industrials sectors with smaller weightings in the consumer staples and materials sectors.

The holdings which contributed most to the Fund’s performance during the Period were Salix Pharmaceuticals (specialty pharmaceuticals), SodaStream International (home beverage carbonation systems), Bloomin’ Brands (casual dining restaurant chain), The Fresh Market (premium food retailer) and Ulta Salon, Cosmetics & Fragrance (beauty, skin and hair care product retailer).

The holdings which contributed least to the Fund’s performance during the Period were American Vanguard (agricultural products developer), UCB (specialty pharmaceuticals), Verisign (Internet infrastructure services), Hologic (developer of x-ray systems) and Petroleum Geo-Services (oilfield services).

Economic and Market Outlook

As we review the economic outlook, by a number of economists for the United States, Europe, Japan and China, we find a wide variety of views for either acceleration or deceleration of each region’s, or each nation’s, economy.  Divergent economic views have been the case for a number of years, and as a result we feel quite comfortable sticking with our long standing forecast of a global “muddle through” economic projection.  We continue to expect North America to grow about 2% this year, and Europe to remain in recession although improving to approximately “zero” GDP growth.  We note that Japan just reported a disappointing 2.6% GDP growth rate.  And we expect the emerging markets, led by China, to continue to grow at a comparatively rapid pace, thereby generating global GDP growth in the 3% range in 2013.  Thus far, on-going economic growth in North America and Asia has been sufficient to offset recession in Europe, enabling the muddle-through scenario to continue.

DSM FUNDS

In the US over the past few years, the fiscal policies emanating from Washington have focused on higher taxes, more regulation and bigger government, especially in the area of health care.  As a result, economic growth, job creation and income growth have been well below average compared to prior economic recoveries.  With income growth so low, it is unlikely that there can be significant upward pressure on wages, and therefore inflation remains under control.  In response to the weak economic recovery, and in order to stimulate economic growth, the Federal Reserve reduced interest rates to historically low levels.  Lower interest rates have increased the value of stocks, bonds, real estate and businesses, causing consumer net worth to grow and providing a modest lift to economic growth, which is the outcome the Federal Reserve was attempting to achieve.

If US economic growth improves later in the year, some Federal Reserve members are suggesting that the central bank should “taper”, which means reducing the amount of liquidity being added to the system and allowing interest rates to rise.  Nevertheless there remains a debate amongst economists as to whether or not the US economy will reaccelerate from below 2% recently, to something higher in the second half of the year.  Concern over the pending November debt limit negotiations is a negative variable as well.  Either way, the outlook is for slow, or perhaps even slower, economic growth.

Chinese economic growth remains a topic of debate.  Once again, the hard landing fears of last year have resurfaced, although July data was more positive than some expected, indicating that the economy is stable.  That said, with a rapid surge in economic growth unlikely, more of the same 6% or perhaps 7% growth is probable.  Currently, Chinese inflation is not a problem, industrial production and electricity production are both growing at a high single digit pace, retail sales are growing similarly and the real estate market remains quite solid.  However, offsetting these variables are both slowing exports and a decline in consumer consumption.

In Europe, the recession may have ended in the second quarter of 2013, as GDP grew fractionally from the first quarter, although GDP remains in negative territory versus the second quarter of 2012.  An increasing number of economic commentators are becoming more optimistic.  German industrial output reached a three-year high in June on the back of steady growth in factory orders.  In the United Kingdom, where economic performance continues to slowly improve, the Bank of England provided a very clear message that easy monetary policy would be maintained as long as unemployment is over 7% and inflation is under control.  In other words, the UK central bank will, like the ECB and the Fed, provide as much liquidity as is necessary to drive asset prices upward and

DSM FUNDS

thereby keep the economic recovery moving forward.  Meanwhile, Italy’s recession, now in its second year, is its longest recession since World War II.  Unfortunately Spain and France also continue to struggle.

Portfolio Outlook

The DSM Funds have been constructed based on our view of slow growth in the US, faster growth in the emerging markets, and a modest recession in Europe.  Our strategy continues to focus on investments in businesses that generate the majority of their revenue in North America and emerging markets.

Current consensus estimates for the S&P 500 for 2013 and 2014 have increased to approximately $110 and $120 respectively, up from $105 in 2012.  Therefore the forward four quarter P/E for this index through September of 2014 approximates 15x earnings, assuming S&P 500 earnings of $117.  Historically, in low inflation periods, the S&P 500 has generally sold at a forward P/E of between 15x and 20x.  Accordingly, we feel that the market still has upside potential, assuming our scenario of “muddle through” global economic growth continues to be the case.  In our view, the market has appreciated this year driven by its reasonable valuation, earnings growth, the search for yield and the large quantity of cash on the sidelines.  Moreover, many risks are well known and often discussed.  However the positive scenario of an improving and increasingly stable global financial system; low inflation; slow global economic growth; low interest rates; and growing corporate earnings are positive variables that, while not headline-making news, do form the foundation of an upwardly driven bull market.

Further, our ten-person investment team continues to identify, research and model global businesses that we believe are unique.  In our opinion, the valuation of each of the DSM Funds continues to be attractive in the current slow growth economic environment and relative to the market.  Additionally, the portfolios remain characterized by strong balance sheets and significant free cash flow.

Sincerely,

Stephen Memishian	Daniel Strickberger

DSM FUNDS

Past performance is not a guarantee of future results.

Opinions expressed are those of the Fund and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change.  Please see the Schedule of Investments in this report for a full listing of the Fund’s holdings.

Mutual fund investing involves risk, including the potential loss of principal.  The Funds may invest in foreign securities which involve greater volatility as well as political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets countries.  The Funds are non-diversified meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to individual stock volatility than a diversified fund.  The funds may invest a significant portion of assets in one sector of the market which can expose the Funds to greater market risk than if those assets were spread among various sectors.  The Small-Mid Cap Growth Fund may invest significantly in the consumer discretionary sector which is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.  The Global Growth Fund may have significant exposure in Chinese companies which include risks such as: greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China's government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets.  Information about issuers in emerging markets, including China, may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.  Investments in small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks.  The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as a representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The MSCI ACWI Investable Market Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  MSCI ACWI IMI captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large + Mid+ Small Cap) and style segments.  The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.  You cannot invest directly in an index.

Free cash flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.  The Price/Earnings Ratio (P/E) is the weighted average of the price/earnings ratio of the equity securities referenced.  The P/E ratio is calculated by dividing the current price of the stock by the earnings over the last four quarters or the estimated earnings expected over the next four quarters.

Earnings growth is not a measure of a fund’s future performance.

Must be preceded or accompanied by a prospectus.

The DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Small-Mid Cap Growth Fund are distributed by Quasar Distributors, LLC.

DSM FUNDS

SECTOR ALLOCATION at June 30, 2013 (Unaudited)

DSM Large Cap Growth Fund

Sector Allocation	% of Net Assets
Consumer Discretionary	30.4%
Information Technology	19.2%
Health Care	14.5%
Industrials	10.0%
Materials	9.9%
Consumer Staples	9.0%
Financials	3.4%
Energy	2.8%
Cash*	0.8%
Net Assets	100.0%
* Represents cash and other assets in excess of liabilities.

DSM Global Growth Fund

Sector Allocation	% of Net Assets
Consumer Discretionary	23.7%
Health Care	22.2%
Information Technology	17.9%
Industrials	10.2%
Financials	8.5%
Consumer Staples	8.5%
Materials	8.0%
Energy	2.0%
Cash*	-1.0%
Net Assets	100.0%
* Represents cash and liabilities in excess of assets.

DSM Small-Mid Cap Growth Fund

Sector Allocation	% of Net Assets
Consumer Discretionary	39.2%
Information Technology	14.3%
Health Care	13.5%
Financials	13.0%
Industrials	11.4%
Consumer Staples	5.9%
Materials	2.1%
Cash*	0.6%
Net Assets	100.0%
* Represents cash and other assets in excess of liabilities.

DSM Large Cap Growth Fund

PERFORMANCE (Unaudited)

VALUE OF $100,000 VS. RUSSELL 1000® GROWTH TOTAL RETURN
INDEX AND S&P 500® TOTAL RETURN INDEX

Average Annual Total Returns
		Since Inception
	1 Year	(8/28/09)
DSM Large Cap Growth Fund
(Institutional Class)	16.53%	14.80%
Russell 1000® Growth Total Return Index	17.07%	15.26%
S&P 500® Total Return Index	20.60%	14.70%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (877) 862-9555.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot directly invest in these indexes.

DSM Global Growth Fund

PERFORMANCE (Unaudited) (Continued)

VALUE OF $100,000 VS. MSCI ALL COUNTRY WORLD INDEX IMI

Average Annual Total Returns
		Since Inception
	1 Year	(3/28/12)
DSM Global Growth Fund
(Institutional Class)	17.33%	7.49%
MSCI All Country World Index IMI	17.09%	8.15%

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (877) 862-9555. An investment should not be made solely on returns. The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The MSCI All Country World Index IMI covers approximately 9,000 securities across large, mid and small cap segments and across style and sector segments in 46 developed and emerging markets.

DSM Small-Mid Cap Growth Fund

PERFORMANCE (Unaudited) (Continued)

VALUE OF $100,000 VS. RUSSELL 2500® GROWTH
TOTAL RETURN INDEX

Average Total Returns
Since Inception
(5/9/13)
DSM Small-Mid Cap Growth Fund
(Institutional Class)	1.60%
Russell 2500® Growth Total Return Index	0.58%

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (877) 862-9555. An investment should not be made solely on returns. The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The Russell 2500® Growth Total Return Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2013

Shares		Value
COMMON STOCKS: 99.2%

Aerospace & Defense: 4.1%
14,250	Precision
	Castparts Corp.	$3,220,643

Beverages: 5.9%
7,400	Diageo Plc – ADR	850,630
29,825	Monster
	Beverage Corp.*	1,812,465
40,475	SABMiller Plc – ADR	1,950,490
		4,613,585
Biotechnology: 10.2%
26,675	Alexion
	Pharmaceuticals, Inc.*	2,460,502
47,675	Celgene Corp.*	5,573,684
		8,034,186
Capital Markets: 3.4%
10,350	BlackRock, Inc.	2,658,398

Chemicals: 9.9%
36,075	Ecolab, Inc.	3,073,229
30,675	Monsanto Co.	3,030,690
14,800	Praxair, Inc.	1,704,368
		7,808,287
Health Care Equipment &
Supplies: 4.3%
6,600	Intuitive
	Surgical, Inc.*	3,343,428

Hotels, Restaurants & Leisure: 13.7%
56,375	Las Vegas Sands Corp.	2,983,928
43,575	Starbucks Corp.	2,853,727
14,100	Wynn Resorts Ltd.	1,804,800
45,075	Yum Brands, Inc.	3,125,500
		10,767,955
Industrial Conglomerates: 2.5%
84,550	General Electric Co.	1,960,715

Internet Software & Services: 12.6%
66,550	eBay, Inc.*	3,441,966
3,800	Google, Inc. – Class A*	3,345,406
80,250	Tencent Holdings
	Ltd. – ADR	3,126,540
		9,913,912
IT Services: 4.4%
18,900	Visa, Inc. – Class A	3,453,975

Media: 7.4%
38,775	Discovery
	Communications,
	Inc.*	2,993,818
48,875	Time Warner, Inc.	2,825,953
		5,819,771
Multiline Retail: 6.0%
68,750	Dollar General Corp.*	3,467,062
20,500	Family Dollar
	Stores, Inc.	1,277,355
		4,744,417
Oil, Gas & Consumable Fuels: 2.8%
58,475	Kinder Morgan, Inc.	2,230,821

Personal Products: 3.2%
37,775	Estee Lauder
	Cos, Inc.	2,484,462

Road & Rail: 3.4%
17,200	Union Pacific Corp.	2,653,616

Software: 2.2%
23,975	SAP AG – ADR	1,746,099

Specialty Retail: 3.2%
50,375	The TJX Cos, Inc.	2,521,773

TOTAL COMMON STOCKS
(Cost $67,670,568)		77,976,043

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued)

Shares	Value
SHORT-TERM INVESTMENT: 5.1%
3,973,226	Invesco Short-Term
Investment Trust
Treasury Portfolio,
0.02%#	$3,973,226

TOTAL SHORT-TERM INVESTMENT
(Cost $3,973,226)	3,973,226

TOTAL INVESTMENTS
IN SECURITIES: 104.3%
(Cost $71,643,794)	81,949,269
Liabilities in Excess of
Other Assets: (4.3)%	(3,367,128)
TOTAL NET ASSETS: 100.0%	$78,582,141

*	Non-income producing security.
#	Annualized seven-day yield as of June 30, 2013.
ADR  American Depository Receipts
Plc  Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2013

Shares		Value
COMMON STOCKS: 101.0%

Aerospace & Defense: 3.3%
450	Precision
	Castparts Corp.	$101,705

Beverages: 5.5%
1,200	Diageo Plc	34,313
1,065	Monster
	Beverage Corp.*	64,720
1,490	SABMiller Plc	71,442
		170,475
Biotechnology: 9.3%
895	Alexion
	Pharmaceuticals, Inc.*	82,555
1,775	Celgene Corp.*	207,515
		290,070
Capital Markets: 5.4%
327	BlackRock, Inc.	83,990
315	Partners Group
	Holding AG	85,291
		169,281
Chemicals: 8.0%
970	Ecolab, Inc.	82,634
1,025	Monsanto Co.	101,270
170	Syngenta AG	66,521
		250,425
Commercial Banks: 3.1%
1,830	HDFC Bank Ltd. – ADR	66,319
2,960	HSBC Holdings Plc	30,704
		97,023
Energy Equipment & Services: 2.0%
1,645	Eurasia Drilling
	Co. Ltd. – GDR	61,408

Food & Staples Retailing: 2.0%
1,700	Seven & I Holdings
	Co. Ltd.	62,135
Health Care Equipment &
Supplies: 5.2%
3,560	Elekta AB – Class B	54,148
214	Intuitive Surgical, Inc.*	108,408
		162,556
Hotels Restaurants & Leisure: 9.6%
12,000	Galaxy Entertainment
	Group Ltd.*	58,793
14,800	Sands China Ltd.	69,744
26,000	Wynn Macau Ltd.	70,396
1,425	Yum Brands, Inc.	98,809
		297,742
Industrial Conglomerates: 4.9%
9,500	Beijing Enterprises
	Holdings Ltd.	68,408
8,000	Hutchison
	Whampoa Ltd.	84,115
		152,523
Internet Software & Services: 11.4%
2,125	eBay, Inc.*	109,905
140	Google, Inc. – Class A*	123,252
3,100	Tencent Holdings Ltd.	121,585
		354,742
IT Services: 3.7%
635	Visa, Inc. – Class A	116,046

Media: 5.9%
1,155	Discovery
	Communications,
	Inc. – Class A*	89,178
1,630	Time Warner, Inc.	94,247
		183,425
Multiline Retail: 3.0%
1,850	Dollar General Corp.*	93,296

Personal Products: 1.0%
475	Estee Lauder Cos,
	Inc. – Class A	31,241

Pharmaceuticals: 7.7%
950	Novartis AG	67,487

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued)

Shares		Value
COMMON STOCKS: 101.0% (Continued)

Pharmaceuticals: 7.7% (Continued)
765	Sanofi	$79,282
1,730	UCB SA	93,193
		239,962
Professional Services: 2.0%
29	SGS SA	62,295

Software: 2.7%
1,175	SAP AG – ADR	85,575

Specialty Retail: 1.2%
34,600	Chow Tai Fook
	Jewellery Group Ltd.	36,134

Textiles, Apparel & Luxury Goods: 4.1%
6,100	Prada SPA	55,368
135	Swatch Group AG	73,893
		129,261
TOTAL COMMON STOCKS
(Cost $2,862,237)		3,147,320

PREFERRED STOCK: 0.0%

Aerospace & Defense: 0.0%
473,025	Rolls-Royce
	Holdings Plc*^	719

TOTAL PREFERRED STOCK
(Cost $735)		719

SHORT-TERM INVESTMENT: 1.5%

Money Market: 1.5%
47,888	Invesco Short-Term
	Investment Trust
	Treasury Portfolio
	0.02%#	47,888
TOTAL SHORT-TERM INVESTMENT
(Cost $47,888)		47,888

TOTAL INVESTMENTS
IN SECURITIES: 102.5%
(Cost $2,910,860)		3,195,927
Liabilities in Excess of
Other Assets: (2.5)%		(79,252)
TOTAL NET ASSETS: 100.0%		$3,116,675

*	Non-income producing security.
^	Level 2 security. See Note 2A for more information.
#	Annualized seven-day yield as of June 30, 2013.
ADR  American Depository Receipts
GDR  Global Depository Receipt
Plc  Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2013

Shares		Value
COMMON STOCKS: 99.4%

Aerospace & Defense: 5.8%
2,045	B/E Aerospace, Inc.*	$128,999
2,940	Hexcel Corp.*	100,107
		229,106
Beverages: 2.4%
1,540	Monster
	Beverage Corp.*	93,586
Biotechnology: 1.9%
1,170	Aegerion
	Pharmaceuticals, Inc.*	74,108

Capital Markets: 10.1%
650	Affiliated Managers
	Group, Inc.*	106,561
2,495	LPL Financial
	Holdings, Inc.	94,211
3,245	SEI Investments Co.	92,255
2,540	Waddell & Reed
	Financial, Inc. –
	Class A	110,490
		403,517
Chemicals: 2.1%
3,550	American
	Vanguard Corp.	83,177

Electronic Equipment
& Instruments: 3.1%
2,020	IPG Photonics Corp.	122,675

Food & Staples Retailing: 1.5%
1,220	Fresh Market, Inc.*	60,658

Food Products: 2.0%
4,865	WhiteWave Foods
	Co. – Class A*	79,056

Health Care Equipment
& Supplies: 4.8%
565	Cooper Cos, Inc.	67,263
6,460	Hologic, Inc.*	124,678
		191,941
Hotels, Restaurants & Leisure: 11.3%
2,740	Bloomin’ Brands, Inc.*	68,171
3,170	Cheesecake
	Factory, Inc.	132,791
1,085	Dunkin Brands
	Group, Inc.	46,460
3,105	MGM China
	Holdings Ltd. – ADR*^	98,568
560	Panera Bread Co.*	104,126
		450,116
Household Durables: 2.0%
1,090	SodaStream
	International Ltd.*	79,189

Insurance: 2.9%
2,855	Willis Group
	Holdings Plc	116,427

Internet Software & Services: 2.7%
2,425	VeriSign, Inc.*	108,300

IT Services: 6.6%
4,225	Cardtronics, Inc.*	116,610
2,010	Genpact Ltd.	38,672
1,710	Syntel, Inc.	107,508
		262,790
Machinery: 3.2%
2,200	Pentair Ltd.	126,918

Media: 5.4%
7,105	Interpublic Group
	Cos, Inc.	103,378
1,690	Scripps Networks
	Interactive Inc. –
	Class A	112,824
		216,202
Multiline Retail: 6.4%
2,620	Dollar Tree, Inc.*	133,201
1,920	Family Dollar
	Stores, Inc.	119,635
		252,836

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2013 (Continued)

Shares		Value
COMMON STOCKS: 99.4% (Continued)

Pharmaceuticals: 6.8%
2,650	Salix
	Pharmaceuticals Ltd.*	$175,298
3,555	UCB SA – ADR	95,985
		271,283
Software: 1.9%
5,350	Cadence Design
	System, Inc.*	77,468

Specialty Retail: 13.1%
2,290	Foot Locker, Inc.	80,448
3,280	GNC Holdings, Inc. –
	Class A	145,009
730	O’Reilly
	Automotive, Inc.*	82,213
1,185	Ulta Salon Cosmetics
	& Fragrance, Inc.*	118,690
2,160	Vitamin Shoppe, Inc.*	96,854
		523,214
Textiles, Apparel & Luxury Goods: 1.0%
3,195	Samsonite International
	SA – ADR*^	38,185

Trading Companies & Distributors: 2.4%
1,430	WESCO
	International Inc.*	97,183

TOTAL COMMON STOCKS
(Cost $3,952,487)		3,957,935

SHORT-TERM INVESTMENT: 0.5%
22,151	Invesco Short-Term
	Investment Trust
	Treasury Portfolio,
	0.02%#	22,151

TOTAL SHORT-TERM INVESTMENT
(Cost $22,151)		22,151

TOTAL INVESTMENTS
IN SECURITIES: 99.9%
(Cost $3,974,638)		3,980,086
Other Assets in Excess
of Liabilities: 0.1%		3,411
TOTAL NET ASSETS: 100.0%		$3,983,497

*	Non-income producing security.
^	Level 2 security. See Note 2A for more information.
#	Annualized seven day yield as of June 30, 2013.
ADR  American Depository Receipts
Plc  Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2013

			DSM
	DSM	DSM	Small-
	Large Cap	Global	Mid Cap
	Growth Fund	Growth Fund	Growth Fund
ASSETS
Investments in securities, at value
(Cost $71,643,794, $2,910,860
and $3,974,638, respectively)	$81,949,269	$3,195,927	$3,980,086
Cash	—	309	—
Receivables:
Securities sold	—	—	129,396
Dividends and interest
receivable	51,058	2,235	1,300
Due from adviser	—	3,800	53,415
Fund Shares sold	4,975	—	—
Prepaid expenses
and other assets	18,720	9,485	—
Total assets	82,024,022	3,211,756	4,164,197

LIABILITIES
Payables:
Investment securities purchased	3,343,935	40,657	122,128
Investment advisory fees, net	23,786	—	—
Audit fees	20,374	20,374	18,461
Printing and mailing fees	2,483	591	3,693
Fund accounting fees	7,110	7,277	3,703
Administration fees	16,717	8,620	4,628
Transfer agent fees	15,573	5,422	4,532
Chief Compliance Officer fees	1,912	2,868	1,846
Trustees fees	1,081	1,172	171
Legal fees	928	1,099	923
Custody fees	2,503	6,442	340
Registration fees	5,479	45	17,218
Other accrued expenses	—	514	3,057
Total liabilities	3,441,881	95,081	180,700
NET ASSETS	$78,582,141	$3,116,675	$3,983,497

The accompanying notes are an integral part of these financial statements.

DSM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2013 (Continued)

			DSM
	DSM	DSM	Small-
	Large Cap	Global	Mid Cap
	Growth Fund	Growth Fund	Growth Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$68,448,238	$2,769,251	$3,957,019
Accumulated undistributed
net investment income	111,113	—	—
Accumulated net realized
gain (loss) on investments	(282,685)	62,362	21,030
Net unrealized appreciation
of investments	10,305,475	285,062	5,448
Net assets	$78,582,141	$3,116,675	$3,983,497
Net Asset Value (unlimited
shares authorized):
Net assets	$78,582,141	$3,116,678	$3,983,497
Shares of beneficial interest issued
and outstanding	3,239,895	190,300	261,338
Net asset value, offering and
redemption price per share	$24.25	$16.38	$15.24

DSM FUNDS

STATEMENTS OF OPERATIONS For the Period Ended June 30, 2013

			DSM
	DSM	DSM	Small-
	Large Cap	Global	Mid Cap
	Growth Fund	Growth Fund	Growth Fund*
INVESTMENT INCOME
Income:
Dividends (net of foreign
withholding tax of
$4,305, $2,315 and
$378, respectively)	$631,741	$38,890	$5,074
Interest	177	10	4
Total investment
income	631,918	38,900	5,078
Expenses:
Investment advisory fees	378,360	25,114	4,752
Administration fees	62,001	35,224	4,628
Registration fees	34,850	402	17,759
Transfer agent fees	35,577	18,584	4,532
Fund accounting fees	28,135	28,438	3,703
Audit fees	18,376	23,034	18,461
Printing and mailing fees	5,607	3,203	3,693
Chief Compliance
Officer fees	7,879	11,130	1,846
Legal fees	6,357	8,114	923
Custodian fees	14,218	43,277	340
Insurance fees	2,223	1,634	1,846
Trustees fees	3,573	3,403	261
Miscellaneous expenses	20,898	6,505	1,495
Total expenses	618,054	208,062	64,239
Less: Expenses
waived or reimbursed	(138,797)	(174,576)	(58,167)
Net expenses	479,257	33,486	6,072
Net investment
income/loss	152,661	5,414	(994)

*Fund commenced operations on May 9, 2013.

The accompanying notes are an integral part of these financial statements.

DSM FUNDS

STATEMENTS OF OPERATIONS For the Period Ended June 30, 2013 (Continued)

			DSM
	DSM	DSM	Small-
	Large Cap	Global	Mid Cap
	Growth Fund	Growth Fund	Growth Fund*
REALIZED & UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain on investments
and foreign currency	$1,161,841	$79,469	$22,024
Net change in unrealized
appreciation of investments
and foreign currency	5,049,301	333,714	5,448
Net realized and unrealized
gain on investments	6,211,142	413,183	27,472
Net increase in
net assets resulting
from operations	$6,363,803	$418,597	$26,478

*Fund commenced operations on May 9, 2013.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2013	June 30, 2012
INCREASE/DECREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$152,661	$(59,747)
Net realized gain (loss) on investments	1,161,841	(1,349,432)
Net change in unrealized appreciation
of investments	5,049,301	3,097,459
Net increase in net assets resulting
from operations	6,363,803	1,688,280

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	—	(1,095,090)
Total distributions to shareholders	—	(1,095,090)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from
capital share transactions (a)	42,288,585	2,697,705
Total increase in net assets	48,652,388	3,290,895

NET ASSETS
Beginning of year	29,929,753	26,638,858
End of year	$78,582,141	$29,929,753
Undistributed net
investment income (loss)	$111,113	$(41,548)

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2013		June 30, 2012
	Shares	Value	Shares	Value
Shares sold	2,069,078	$48,214,833	218,079	$4,377,328
Reinvestment
dividends	—	—	61,384	1,095,090
Shares redeemed	(267,506)	(5,926,248)	(138,524)	(2,774,713)
	1,801,572	$42,288,585	140,939	$2,697,705

Beginning Shares	1,438,323
Ending Shares	3,239,895

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2013	June 30, 2012*
INCREASE/DECREASE IN NET ASSETS FROM:

OPERATIONS
Net investment income	$5,414	$912
Net realized gain (loss) on investments	79,469	(15,924)
Net change in unrealized appreciation
(depreciation) of investments	333,714	(48,652)
Net increase (decrease) in net assets
resulting from operations	418,597	(63,664)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(7,509)	—
Total distributions to shareholders	(7,509)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	332,494	2,436,757
Total increase in net assets	743,582	2,373,093

NET ASSETS
Beginning of period	2,373,093	—
End of period	$3,116,675	$2,373,093
Undistributed net
investment income	$—	$906

(a)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	June 30, 2013		June 30, 2012*
	Shares	Value	Shares	Value
Shares sold	20,242	$325,000	169,565	$2,436,757
Reinvested dividends	494	7,509	—	—
Shares redeemed	(1)	(15)	—	—
	20,735	$332,494	169,565	$2,436,757

Beginning Shares	169,565
Ending Shares	190,300

*	Fund commenced operations on March 28, 2012.

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
June 30, 2013*
INCREASE/DECREASE IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(994)
Net realized gain on investments	22,024
Net change in unrealized appreciation of investments	5,448
Net increase in net assets resulting from operations	26,478

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from
capital share transactions (a)	3,957,019
Total increase in net assets	3,983,497

NET ASSETS
Beginning of period	—
End of period	$3,983,497
Undistributed net investment income	$—

(a)	Summary of capital share transactions is as follows:

	Period Ended
	June 30, 2013*
	Shares	Value
Shares sold	261,338	$3,957,019
Reinvested dividends	—	—
Shares redeemed	—	—
	261,338	$3,957,019

Beginning Shares	—
Ending Shares	261,338

*	Fund commenced operations on May 9, 2013.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

				Period
				Ended
	Year Ended June 30,			June 30,
	2013	2012	2011	2010*
Net asset value,
at beginning of year/period	$20.81	$20.53	$15.32	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income/loss1	0.07	(0.04)	(0.05)	(0.04)
Net realized and unrealized
gain/loss on investments	3.37	1.15	5.34	0.36
Total from investment operations	3.44	1.11	5.29	0.32

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net realized gain	—	(0.83)	(0.08)	—
Proceeds from redemption
fees collected	—	—	— **	—
Net asset value, end of year/period	$24.25	$20.81	$20.53	$15.32
Total Return	16.53%	6.07%	34.52%	2.13	%2

SUPPLEMENTAL DATA
Net assets,
at end of year/period (000,000’s)	$78.6	$29.9	$26.6	$8.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	1.23%	1.66%	1.84%	5.01	%3
Expenses after fees waived4	0.95%	1.08%	1.10%	1.15	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	0.02%	(0.80)%	(1.01)%	(4.17	)%3
After fees waived	0.30%	(0.22)%	(0.27)%	(0.31	)%3
Portfolio turnover rate	71%	59%	77%	73	%2

*	Fund commenced operation on August 28, 2009.
**	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.
4	Expense Cap was lowered to 0.95% from 1.10% on May 16, 2012.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Year	Period
	Ended	Ended
	June 30,	June 30,
	2013	2012*
Net asset value, at beginning of year/period	$14.00	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income1	0.03	0.01
Net realized and unrealized gain/loss on investments	2.39	(1.01)
Total from investment operations	2.42	(1.00)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net investment income	(0.04)	—
Net asset value, end of year/period	$16.38	$14.00
Total Return	17.33%	(6.67	)%2

SUPPLEMENTAL DATA
Net assets, at end of year/period (000,000’s)	$3.1	$2.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	7.46%	18.41	%3
Expenses after fees waived	1.20%	1.20	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(6.07)%	(16.95	)%3
After fees waived	0.19%	0.26	%3
Portfolio turnover rate	114%	9	%2

*	Fund commenced operation on March 28, 2012.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	June 30, 2013*
Net asset value, at beginning of period	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income/loss1	(0.00	)**
Net realized and unrealized gain/loss on investments	0.24
Total from investment operations	0.24
Net asset value, end of period	$15.24
Total Return	1.60	%2

SUPPLEMENTAL DATA
Net assets at end of period (000,000’s)	$4.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	12.17	%3
Expenses after fees waived	1.15	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(11.21	)%3
After fees waived	(0.19	)%3
Portfolio turnover rate	22	%2

*	Fund commenced operation on May 9, 2013.
**	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013

NOTE 1 – ORGANIZATION
The DSM Large Cap Growth Fund, a diversified Fund, and DSM Global Growth and DSM Small-Mid Cap Growth Funds, both non-diversified Funds, are series of beneficial interest of Professionally Managed Portfolio (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds have two classes of shares: Institutional and Retail, but currently only offer the Institutional Class.  The DSM Large Cap Growth, DSM Global Growth and DSM Small-Mid Cap Growth Funds commenced operations on August 28, 2009, March 28, 2012 and May 9, 2013, respectively.

The DSM Large Cap Growth’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies.

The DSM Global Growth’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies.

The DSM Small-Mid Cap Growth’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of small and mid-sized capitalization companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Continued)

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Continued)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2013.

	Level 1	Level 2	Level 3	Total
DSM Large
Cap Growth Fund
Common Stocks^	$77,976,043	$—	$—	$77,976,043
Short-Term
Investment	3,973,226	—	—	3,973,226
Total Investments
in Securities	$81,949,269	$—	$—	$81,949,269

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 as of June 30, 2013 for the DSM Large Cap Growth Fund.

	Level 1	Level 2	Level 3	Total
DSM Global
Growth Fund
Common Stocks^	$3,147,320	$—	$—	$3,147,320
Preferred Stock^	—	719	—	719
Short-Term
Investment	47,888	—	—	47,888
Total Investments
in Securities	$3,195,208	$719	$—	$3,195,927

^ See Schedule of Investments for industry breakouts.

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Continued)

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 as of June 30, 2013 for the DSM Global Growth Fund.

	Level 1	Level 2	Level 3	Total
DSM Small-Mid
Cap Growth Fund
Common Stock^	$3,821,182	$136,753	$—	$3,957,935
Short-Term
Investment	22,151	—	—	22,151
Total Investments
in Securities	$3,843,333	$136,753	$—	$3,980,086

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 as of June 30, 2013 for the DSM Small-Mid Cap Growth Fund.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Continued)

C.
Federal Income Taxes.  The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.  As of June 30, 2013, the DSM Large Cap Growth Fund had post-October losses of $80,415.  The DSM Global Growth and DSM Small-Mid Cap Growth Funds had no post-October losses to report.  None of the Funds deferred, on a tax basis, post-December late year losses.  At June 30, 2013, none of the Funds had short-term or long-term capital loss carry forwards.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Funds, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2010-2012 for DSM Large Cap Growth and DSM Global Growth or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Continued)

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.  Each Fund charges a 1.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fees charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.	Subsequent Events. At the August 2013 Board of Trustees meeting, the Trustees ratified the DSM Large Cap Growth Fund’s change in classification from a non-diversified Fund to a diversified Fund.

J.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relation to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended June 30, 2013, the following adjustments were made:

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Continued)

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gain (Loss)
DSM Global Growth Fund	$1,189	$(1,189)
DSM Small-Mid
Cap Growth Fund	$994	$(994)

K.
Recent Issued Accounting Pronouncements.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
DSM Capital Partners LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% for DSM Large Cap Growth and 0.90% for DSM Global Growth and DSM Small-Mid Cap Growth, based upon the average daily net assets of the Funds.  For the fiscal year ended June 30, 2013, the DSM Large Cap Growth, DSM Global Growth and DSM Small-Mid Cap Growth Funds incurred $378,360, $25,114 and $4,752 in advisory fees, respectively.

The Advisor has contractually agreed to limit the DSM Large Cap Growth, DSM Global Growth and DSM Small-Mid Cap Growth Fund’s annual ratios of expenses to 0.95%, 1.20% and 1.15%, respectively, of their average daily net assets.  The contract terms are indefinite and may be terminated only by the Board of Trustees.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Continued)

shall be reimbursed by each Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Funds’ current operating expenses for the fiscal year does not exceed the applicable limitation on Fund expenses.

At June 30, 2013, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the DSM Large Cap Growth, DSM Global Growth and Small-Mid Cap Growth Funds that may be recouped was $433,006, $235,531 and $58,167, respectively.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	June 30,
	2014	2015	2016
DSM Large Cap Growth	$137,808	$156,401	$138,797
DSM Global Growth Fund	$—	$60,955	$174,576
DSM Small-Mid Cap
Growth Fund	$—	$—	$58,167

The Funds must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals.

For the period ended June 30, 2013, the DSM Large Cap Growth, DSM Global Growth and DSM Small-Mid Cap Growth incurred $62,001, $35,224 and $4,628 in administration fees, respectively.  The Officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the period ended June 30, 2013, the DSM Large Cap Growth, DSM Global Growth and DSM Small-Mid Cap Growth were allocated $7,879, $11,130 and $1,846 of the Trust’s Chief Compliance Officer Fee.

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2013, the cost of purchases of securities, excluding short-term securities for the Funds were as follows:

Fund	Purchases	Sales
DSM Large Cap Growth	$78,003,253	$35,966,335
DSM Global Growth	$3,566,822	$3,191,783
DSM Small-Mid Cap Growth	$4,795,626	$865,163

There were no purchases or sales of U.S. Government obligations for the period ended June 30, 2013.

As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

	DSM	DSM	DSM
	Large	Global	Small-Mid
	Cap Growth	Growth	Cap Growth
Cost of investments	$71,846,064	$2,911,076	$3,974,638
Gross tax unrealized
appreciation	10,925,672	350,731	109,584
Gross tax unrealized
depreciation	(822,467)	(65,880)	(104,136)
Net tax unrealized
appreciation (depreciation)	10,103,205	284,851	5,448
Other unrealized	—	(5)	—
Undistributed
ordinary income	111,113	62,578	21,030
Undistributed long-term
capital gains	—	—	—
Total distributable earnings	111,113	62,578	21,030
Other accumulated gain/loss	(80,415)	—	—
Total accumulated gain/loss	$10,133,903	$347,424	$26,478

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2013 (Continued)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the timing differences related to wash sales and post October loss deferrals.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
For the fiscal year ended June 30, 2013, the DSM Global Growth Fund distributed $7,509 in ordinary distributions.  The DSM Large Cap Growth and DSM Small-Mid Cap Growth Funds did not make any distributions during the fiscal year ended June 30, 2013.  For fiscal year ended June 30, 2012 the DSM Large Cap Growth Fund distributed $818,965 in ordinary income and $276,125 in long-term capital gain.  The DSM Global Growth Fund did not make any distributions during the fiscal year ended June 30, 2012.

NOTE 6 – CREDIT FACILITY
U.S. Bank, N.A. has made available to DSM Large Cap Growth and DSM Global Growth a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum amount available was $2,750,000 for DSM Large Cap Growth and $130,000 for DSM Global Growth.  Advances are not collateralized by a first lien against the Funds’ assets.  During the year ended June 30, 2013, neither of the aforementioned Funds utilized their lines of credit facility.  DSM Small-Mid Cap Growth is awaiting Loan Agreement approval.  Effective July 1, 2013, the DSM Large Cap Growth Fund and DSM Global Growth Fund have increased their maximum amount available to borrow to $7,000,000 and $300,000, respectively.

DSM FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
DSM Capital Funds and
The Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Small-Mid Cap Growth Fund (collectively the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedule of investments, as of June 30, 2013, and for DSM Large Cap Growth Fund and DSM Global Growth Fund, the related statements of operations for the year then ended, and for DSM Large Cap Growth Fund, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three  years in the period then ended, and the financial highlights for the period August 28, 2009 (commencement of operations) to June 30, 2010, and for the DSM Global Growth Fund, the statements of changes in net assets and the financial highlights for the year ended June 30, 2013 and for the period March 28, 2012 (commencement of operations) to June 30, 2012, and for DSM Small Mid-Cap Growth Fund, the statement of operations, statement of changes in net assets and the financial highlights for the period May 9, 2013 (commencement of operations) to June 30, 2013.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers or through other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Small-Mid Cap Growth Fund as of June 30, 2013, the results of their operations, and the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 28, 2013

DSM Small-Mid Cap Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on February 28 and March 1, 2013, the Board (which at the time was comprised of four persons who are Independent Trustees as defined under the Investment Company Act of 1940 and one Interested Trustee) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the DSM Small-Mid Cap Growth Fund (the “Fund”), a new series of Professionally Managed Portfolios, with DSM Capital Partners (the “Advisor” or “DSM”).  At this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of DSM’s overall services to be provided to the Fund.  The Board considered DSM’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at DSM that would be involved with the Fund.  The Board reviewed the proposed services DSM would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by DSM or its affiliates.  The Trustees also considered the structure of DSM’s compliance procedures and the trading capability of DSM.  After reviewing DSM’s compliance policies and procedures, including DSM’s proposal with respect to risk oversight of the Fund, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws.  The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

2.
The Fund’s historical performance and the overall performance of the Advisor.  As the Fund was newly created, the Board was unable to review the performance of the Fund.  The Board did consider DSM’s performance history with respect to similarly managed separate accounts.

DSM Small-Mid Cap Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

3.
Costs of Services Provided and Profits Realized by DSM.  The Board noted that the proposed advisory fee as a percentage of average daily net assets was 0.90% for the Fund.  The Board also noted that the Advisor agreed to enter into an agreement to limit the expenses of the Fund to 1.15% and 1.40% for the Institutional Class and Retail Class shares, respectively, of average daily net assets.  The Board also considered the services the Advisor provided to its institutional and separately managed account clients comparing the fee charged for those management services to the proposed fees for the Fund.  The Board concluded that the fees to be received by DSM were fair and reasonable.

4.
Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitations.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Trustees discussed the likely overall profitability of DSM from managing the new Fund.  In assessing possible profitability, the Trustees reviewed DSM’s financial information and took into account both the likely direct and indirect benefits to DSM from advising the Fund, including 12b-1 fees for Retail Class shares of the Fund.  The Trustees concluded that DSM’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, DSM would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

DSM FUNDS

EXPENSE EXAMPLE For the Six Months Ended June 30, 2013 (Unaudited)

As a shareholder of the DSM Large Cap Growth Fund and/or DSM Global Growth Fund and/or DSM Small-Mid Cap Growth Fund, collectively (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/13 – 6/30/13) for DSM Large Cap Growth Fund and DSM Global Growth Fund and (5/9/13 – 6/30/13) for DSM Small-Mid Cap Growth Fund.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary and are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6).  Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables provide information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Funds’ actual expense ratios and an assumed rate of return of 5% per year

DSM FUNDS

EXPENSE EXAMPLE For the Six Months Ended June 30, 2013 (Unaudited) (Continued)

before expenses, which is not either of the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DSM Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/13	6/30/13	1/1/13 – 6/30/13*
Actual	$1,000.00	$1,094.80	$4.93
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.08	$4.76

DSM Global Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/13	6/30/13	1/1/13 – 6/30/13*
Actual	$1,000.00	$1,069.90	$6.16
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.84	$6.01

DSM FUNDS

EXPENSE EXAMPLE For the Six Months Ended June 30, 2013 (Unaudited) (Continued)

DSM Small-Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/13	6/30/13	1/1/13 – 6/30/13**
Actual	$1,000.00	$1,016.00	$1.65
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.09	$5.76

*
The calculations are based on expenses incurred during the most recent six-month period for DSM Large Cap Growth Fund and DSM Global Growth Fund.  The annualized expense ratios for the period for DSM Large Cap Growth Fund and DSM Global Growth Fund were 0.95% and 1.20%, respectfully.  The dollar amounts shown as expenses paid for DSM Large Cap Growth Fund and DSM Global Growth Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

**
The actual expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 52/365 to reflect the period from May 9, 2013 to June 30, 2013, the Fund’s commencement of operations date to the end of the period.  The hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by 181/365 to reflect the most recent six-month period.

DSM FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	3	Director,
(born 1943)	and	Term;	Talon Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(business consulting);		Inc.
Fund Services, LLC		May 1991.	formerly, Executive
2020 E. Financial Way			Vice President and
Suite 100			Chief Operating
Glendora, CA 91741			Officer, Integrated
Asset Management
(investment advisor and
manager) and formerly,
President, Value Line, Inc.
(investment advisory and
financial publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	3	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The Univ. of
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way			(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

DSM FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Eric W. Falkeis(3)	Trustee	Indefinite	President and	3	None.
(born 1973)		Term;	Chief Operating Officer,
c/o U.S. Bancorp		Since	Direxion Funds
Fund Services, LLC		September	since 2013; formerly,
2020 E. Financial Way		2011.	Senior Vice President,
Suite 100			and Chief Financial
Glendora, CA 91741			Officer (and other
positions), U.S.
Bancorp Fund Services,
LLC, (1997-2013).

Carl A. Froebel	Trustee	Indefinite	Formerly President	3	None.
(born 1938)		Term;	and Founder, National
c/o U.S. Bancorp		Since	Investor Data Services,
Fund Services, LLC		May 1991.	Inc. (investment related
2020 E. Financial Way			computer software).
Suite 100
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	3	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee,
c/o U.S. Bancorp		Since	Executive Vice		The
Fund Services, LLC		May 1991.	President, Investment		Managers
2020 E. Financial Way			Company Administration,		Funds;
Suite 100			LLC (mutual fund		Trustee,
Glendora, CA 91741			administrator).		Managers
AMG Funds,
Aston Funds;
Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

DSM FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust
Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March 2013.	Officer, U.S. Bancorp
2020 E. Financial Way	Secretary	Indefinite	Fund Services, LLC,
Suite 100		Term;	since July 2007.
Glendora, CA 91741		Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April 2013.	LLC, since
615 East Michigan St.			April 2005.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Compliance Officer,
Fund Services, LLC		July 2011.	U.S. Bancorp Fund
615 East Michigan St.	Anti-	Indefinite	Services, LLC
Milwaukee, WI 53202	Money	Term;	since August 2004.
	Laundering	Since
	Officer	July 2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

DSM FUNDS

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as  follows:

DSM Global Growth Fund	53.74%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2013, was as follows:

DSM Global Growth Fund	34.46%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Fund were as follows (unaudited):

DSM Large Cap Growth Fund	0.00%
DSM Global Growth Fund	0.00%
DSM Small-Mid Cap Growth Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (877) 862-9555. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9555 or through the SEC’s website at www.sec.gov.

DSM FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Qs are available without charge, upon request, by calling toll-free at (877) 862-9555. Furthermore, you can obtain appropriate Form N-Qs on the SEC’s website at www.sec.gov. In addition, the Funds disclose their top ten and complete portfolio holdings on their website at www.dsmfunds.com within 60 days after quarter-end. The quarter-end top ten and complete portfolio holdings for the Funds will remain posted on the website until the following quarter-end portfolio holdings are posted.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the transfer agent toll free at (877) 862-9555 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

DSM FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

 •Information we receive about you on applications or other forms;

 •Information you give us verbally; and/or

 •Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Advisor
DSM CAPITAL PARTNERS LLC
116 Radio Circle Drive, Suite 200
Mount Kisco, NY  10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
75 East 55th Street, Floor 15
New York, NY  10022

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

DSM Global Growth Fund
Symbol – DSMGX
CUSIP – 74316J672

DSM Small-Mid Cap Growth Fund
Symbol – DSMMX
CUSIP – 74316J433

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

DSM Large Cap Growth Fund

	FYE 6/30/2014	FYE 6/30/2013
Audit Fees	$18,000	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

DSM Global Growth Fund

	FYE 6/30/2014	FYE 6/30/2013
Audit Fees	$18,000	$17,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,500
All Other Fees	N/A	N/A

DSM Small-Mid Cap Growth Fund

	FYE 6/30/2014	FYE 6/30/2013
Audit Fees	$18,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

DSM Large Cap Growth Fund

Non-Audit Related Fees	FYE 6/30/2014	FYE 6/30/2013
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

DSM Global Growth Fund

Non-Audit Related Fees	FYE 6/30/2014	FYE 6/30/2013
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

DSM Small-Mid Cap Growth Fund

Non-Audit Related Fees	FYE 6/30/2014	FYE 6/30/2013
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     September 5, 2013

By (Signature and Title)      /s/Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date     September 6, 2013

* Print the name and title of each signing officer under his or her signature.